Composition of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 6,622	$ 6,440
Less: Accumulated amortization	(5,200)	(4,964)
Other intangible assets, Net	1,422	1,476
Computer Software
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	3,122	2,978
Less: Accumulated amortization	(2,389)	(2,275)
Domain names and trademarks
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	1,472	1,456
Less: Accumulated amortization	(873)	(840)
Website
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	107	106
Less: Accumulated amortization	(107)	(106)
Courseware
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	493	488
Less: Accumulated amortization	(481)	(462)
Business Contracts
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	537	531
Less: Accumulated amortization	(520)	(494)
Copyrights
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	671	664
Less: Accumulated amortization	(640)	(600)
Platform
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	220	217
Less: Accumulated amortization	$ (190)	$ (187)